Components of Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deposits [Line Items]
Noninterest-bearing demand accounts	$ 261,618	$ 259,664	$ 168,849	$ 133,307
Interest-bearing checking accounts		688,234	464,653	229,855
Savings accounts		115,413	100,550	68,329
Limited access money market accounts		28,439	27,082	188,203
Individual retirement accounts (IRA)		34,374	29,021	30,892
Certificates of deposit, less than $100,000		100,462	103,446	159,843
Certificates of deposit, $100,000 and greater		164,154	136,883	117,114
Total deposits	$ 1,485,129	$ 1,390,740	$ 1,030,484	$ 927,543
Noninterest-bearing demand accounts (percent)		18.70%	16.40%	14.40%
Interest-bearing checking accounts (percent)		49.50%	45.10%	24.80%
Savings accounts (percent)		8.30%	9.80%	7.40%
Limited access money market accounts (percent)		2.00%	2.60%	20.30%
Individual retirement accounts (IRA) (percent)		2.50%	2.80%	3.30%
Certificates of deposit, less than $100,000 (percent)		7.20%	10.00%	17.20%
Certificates of deposit, $100,000 and greater (percent)		11.80%	13.30%	12.60%
Total deposits (percent)		100.00%	100.00%	100.00%